Note 19 - Tax assets and liabilities - Reconciliation (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Tax effect of foreign tax rates line items
OPERATING PROFIT BEFORE TAX		€ 8,446	€ 6,931	€ 6,392
Tax expense or income related to profit or loss from continuing operation (Income Statement)		(2,295)	(2,169)	(1,699)
Mexico [Member] | Carrying Amount Member
Tax effect of foreign tax rates line items
Tax rate effect of foreign tax rate		€ (78)	€ (100)	€ (105)
Mexico [Member] | Effective tax percentage [Member]
Tax effect of foreign tax rates line items
Tax rate effect of foreign tax rate - Percentage		28.00%	27.00%	26.00%
Chile | Carrying Amount Member
Tax effect of foreign tax rates line items
Tax rate effect of foreign tax rate		€ (18)	€ (29)	€ (27)
Chile | Effective tax percentage [Member]
Tax effect of foreign tax rates line items
Tax rate effect of foreign tax rate - Percentage		21.00%	21.00%	17.00%
Colombia [Member] | Carrying Amount Member
Tax effect of foreign tax rates line items
Tax rate effect of foreign tax rate		€ 10	€ (3)	€ 22
Colombia [Member] | Effective tax percentage [Member]
Tax effect of foreign tax rates line items
Tax rate effect of foreign tax rate - Percentage		33.00%	29.00%	36.00%
Turkey [Member] | Carrying Amount Member
Tax effect of foreign tax rates line items
Tax rate effect of foreign tax rate		€ (132)	€ (182)	€ (176)
Turkey [Member] | Effective tax percentage [Member]
Tax effect of foreign tax rates line items
Tax rate effect of foreign tax rate - Percentage		20.00%	21.00%	21.00%
Peru [Member] | Carrying Amount Member
Tax effect of foreign tax rates line items
Tax rate effect of foreign tax rate		€ (12)	€ (16)	€ (18)
Peru [Member] | Effective tax percentage [Member]
Tax effect of foreign tax rates line items
Tax rate effect of foreign tax rate - Percentage		28.00%	27.00%	26.00%
Other [Member] | Carrying Amount Member
Tax effect of foreign tax rates line items
Tax rate effect of foreign tax rate		€ (4)	€ 23	€ 6
Total [Member] | Carrying Amount Member
Tax effect of foreign tax rates line items
Profit Loss Before Tax From Continuing Operations		8,446	6,931	6,392
Profit Loss Before Tax From Discontinuing Operations		0	0	0
Taxation at Domestic Tax Rate		2,534	2,079	1,918
Tax rate effect of foreign tax rate	[1]	(234)	(307)	(298)
Tax Effect Of Revenues With Lower Taxations		(57)	(53)	(69)
Tax Effect Of Revenues Accounted Through Equity		3	(2)	(11)
Other Effects		49	452	159
Tax expense or income related to profit or loss from continuing operation (Income Statement)		€ 2,295	€ 2,169	€ 1,699

[1]	(*) Calculated by applying the difference between the tax rate in force in Spain and the one applied to the Group’s earnin gs in each jurisdiction.